Exhibit 99.36

AOMT 2022-3

Wipro Opus Risk Solutions, LLC

Executive Narrative

April 25, 2021

Performed by

Wipro Opus Risk Solutions, LLC

For

Angel Oak Real Estate Investment Trust III

This report summarizes the results of a due diligence review performed on a pool of 43 loans purchased under reliance by Angel Oak Real Estate Investment Trust III (Client) who provided Wipro Opus Risk Solutions, LLC (Consultant) with a data tape, which represented a 100% sample, and loaded into the Paragon® underwriting software. Consultant performed a detailed compliance and credit review on all loans.

As detailed herein, 9 of the 43 loans were DSCR loans and are re-underwritten in accordance with the lender guidelines for DSCR loans as detailed in Exhibit A. 8 of the 43 were not covered exempt loans they were underwritten to the lender guidelines as detailed in Exhibit A. 24 of the 43 non-QM credit/compliance loans they were underwritten to the lender guidelines as detailed in Exhibit A. 2 of the 43 QM credit/compliance loans they were underwritten to the lender guidelines as detailed in Exhibit A.

Opus was established in 2005. Opus was acquired in January 2014 by Wipro Ltd, a global information technology, consulting, and outsourcing company.

Credit Qualification

A re-underwriting review was conducted in order to verify that the requisite underwriting guidelines as specified by Client were met. Confirmation of the loan terms was performed through recalculation and review of documentation contained in the loan file provided to the Consultant. The Credit Qualification review consisted of the following:

EXHIBIT A

Under Review

Multiple Loans to One Borrower: TPR firm reviewed common identifiers for all loans in the population and confirmed there was one (1) obligor with multiple loans in the pool.

Pool Details

Tape Discrepancies

Data Element	Count	Accuracy
Application Date	0	100.00%
Appraised Value	1	97.67%
Borrower First Name	4	90.70%
Borrower Last Name	1	97.67%
CLTV	1	97.67%
DTI	24	44.19%
FICO	2	95.35%
First Payment Date	0	100.00%
Co Borrower First Name	1	97.67%
Co Borrower Last Name	1	97.67%
Loan Purpose	0	100.00%
Loan Term	0	100.00%
Loan Type	0	100.00%
LTV	7	83.72%
Doc Type	1	97.67%
Note Date	0	100.00%
Number of Borrowers	0	100.00%
Occupancy	1	97.67%
Original Loan Amount	0	100.00%
Original Rate	1	97.67%
Original Payment	0	100.00%
Property Address	5	88.37%
Property City	1	97.67%
Property County	0	100.00%
Property State	0	100.00%
Property Type	16	62.79%
Qualifying FICO	0	100.00%
Sales Price	0	100.00%
Second Mortgage Lien Amount	0	100.00%
Self Employed	0	100.00%
Units	0	100.00%
Zip Code	0	100.00%
Total Loans	43

Loan Grading Definitions

Credit

S&P	Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	A	Loan conforms to all applicable guidelines, no conditions noted
B	B	B	B	B	Loan does not meet every applicable credit guideline. However, most of the loan characteristics are within the guidelines and there are documented and significant compensating factors
C	C	C	C	C	The loan does not meet every applicable credit guideline, and most of the loan characteristics are outside of guidelines; or there are weak or no compensating factors
D	D	D	D	D	The loan file is missing critical documentation required to perform the review

Compliance

S&P	Moodys	Kroll	DBRS	Definition
A	A	A	A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	B	B	B	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations; however, minor evidentiary issue(s) exist
C	C	C	C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	D	D	D	The loan file is missing critical documentation required to perform the review

Fitch	Definition
A	The loan was originated in compliance with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
B	The loan is in compliance with all applicable laws and regulations and a benefit to the borrower is present and documented
C	The includes material violation(s) with applicable federal, state, and local predatory and high cost, TILA, and Regulation Z laws and regulations
D	The loan file is missing critical documentation required to perform the review

Property Valuation

Moodys	Fitch	Kroll	DBRS	Definition
A	A	A	A	Value is within a 10% variance of third party product. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	B	B	B	Meets all terms for an A, but property requires cosmetic or minor repairs that do not effect value or habitability
C	C	C	C	Any of the following items: Origination value and third party valuation product value has a variance of 10% or greater, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	D	D	D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

S&P	Definition
A	First Level Review Value is within a 10% variance to the original appraisal. Appraisal meets lender guidelines. Subject property is 100% complete. Property condition is average or better. Standard GSE form was utilized. Appraiser is licensed. Appraisal is complete.
B	First Level Review Value is greater than a 10% variance to the original appraisal, but the second level review value is within 10% variance of the original appraised value. In addition, property requires cosmetic or minor repairs that do not effect value or habitability
C	Any of the following items: Second Level Review Value is greater than a 10% variance to the original appraisal, cannot validate value, property is incomplete, property condition is less than average, GSE form was not utilized, and/or the appraisal and/or does not meet guidelines
D	The loan file was missing the appraisal and/or other valuations products needed to complete the review

Loan Review Findings

The following summarizes Consultant’s initial and final loan securitization and event grades assigned to the final reviewed loan pool and reported in the Agency Grading Report dated April 5, 2022.

Moody's Overall Loan Grade

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	8	0	0	0
B	1	8	0	0
C	4	6	0	0
D	9	7	0	0

Moody's Credit Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	24	0	0	0
B	0	1	0	0
C	3	1	0	0
D	13	1	0	0

Moody's Compliance Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	15	0	0	0
B	4	13	0	0
C	3	5	0	0
D	3	0	0	0

Moody's Value Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	40	0	0	0
B	0	0	0	0
C	3	0	0	0
D	0	0	0	0

Kroll Overall Loan Grade

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	8	0	0	0
B	1	8	0	0
C	4	6	0	0
D	9	7	0	0

Kroll Credit Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	24	0	0	0
B	0	1	0	0
C	3	1	0	0
D	13	1	0	0

Kroll Compliance Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	15	0	0	0
B	4	13	0	0
C	3	5	0	0
D	3	0	0	0

Kroll Value Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	40	0	0	0
B	0	0	0	0
C	3	0	0	0
D	0	0	0	0

S&P Overall Loan Grade

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	8	0	0	0
B	1	8	0	0
C	4	6	0	0
D	9	7	0	0

S&P Credit Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	24	0	0	0
B	0	1	0	0
C	3	1	0	0
D	13	1	0	0

S&P Compliance Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	15	0	0	0
B	4	13	0	0
C	3	5	0	0
D	3	0	0	0

S&P Value Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	40	0	0	0
B	0	0	0	0
C	3	0	0	0
D	0	0	0	0

DBRS Overall Loan Grade

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	8	0	0	0
B	1	8	0	0
C	4	6	0	0
D	9	7	0	0

DBRS Credit Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	24	0	0	0
B	0	1	0	0
C	3	1	0	0
D	13	1	0	0

DBRS Compliance Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	15	0	0	0
B	4	13	0	0
C	3	5	0	0
D	3	0	0	0

DBRS Value Grading

Final Grade (columns) / *Initial Grade* (rows)

	A	B	C	D
A	40	0	0	0
B	0	0	0	0
C	3	0	0	0
D	0	0	0	0

Loans Reviewed (43 Loans)

810000242
810000243
810000244
810000245
810000248
810000252
810000254
810000255
810000256
810000257
810000258
810000266
810000271
810000272
810000276
810000292
810000296
810000297
810000298
810000310
810000320
810000323
810000340
810000359
810000374
810000378
810000379
810000301
810000319
810000321
810000326
810000335
810000366
810000370
810000373
810000148
810000149
810000168
810000169
810000170
810000171
811000001
810000282

If you have any questions, please contact Peter Butler at Peter.Butler1@wipro.com